Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Class Based on Impairment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	$ 6,021	$ 5,682		$ 5,230
Allowance allocated to loans, Collectively evaluated for impairment	8,597	9,085		15,108
Allowance allocated to loans, total	14,618	14,767	17,833	20,338	24,102
Individually evaluated for impairment, Total Loans	44,157	35,525		41,726
Collectively evaluated for impairment, Total Loans	653,836	621,672		642,942
Total Loans	697,993	657,197		684,668
Consumer Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	114	104		1
Allowance allocated to loans, Collectively evaluated for impairment	241	283		214
Allowance allocated to loans, total	355	387	244	215	776
Individually evaluated for impairment, Total Loans	382	302		25
Collectively evaluated for impairment, Total Loans	14,743	16,480		20,148
Total Loans	15,125	16,782		20,173
Commercial, industrial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	42	612		402
Allowance allocated to loans, Collectively evaluated for impairment	1,154	1,175		1,938
Allowance allocated to loans, total	1,196	1,787	2,368	2,340	4,389
Individually evaluated for impairment, Total Loans	2,180	2,000		951
Collectively evaluated for impairment, Total Loans	54,811	51,673		50,930
Total Loans	56,991	53,673		51,881
Real Estate - One to Four Family Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	1,416	1,833		923
Allowance allocated to loans, Collectively evaluated for impairment	3,007	2,668		2,673
Allowance allocated to loans, total	4,423	4,501	3,931	3,596	3,134
Individually evaluated for impairment, Total Loans	10,398	10,223		7,171
Collectively evaluated for impairment, Total Loans	327,979	308,088		331,529
Total Loans	338,377	318,311		338,700
Real Estate - One to Four Family Residential | Closed End First And Seconds
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	1,416	1,833		923
Allowance allocated to loans, Collectively evaluated for impairment	1,162	1,026		1,953
Allowance allocated to loans, total	2,578	2,859	3,163	2,876	2,856
Individually evaluated for impairment, Total Loans	9,981	10,048		6,856
Collectively evaluated for impairment, Total Loans	230,824	208,424		232,146
Total Loans	240,805	218,472		239,002
Real Estate - One to Four Family Residential | Home Equity Line of Credit
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	0	0		0
Allowance allocated to loans, Collectively evaluated for impairment	1,845	1,642		720
Allowance allocated to loans, total	1,845	1,642	768	720	278
Individually evaluated for impairment, Total Loans	417	175		315
Collectively evaluated for impairment, Total Loans	97,155	99,664		99,383
Total Loans	97,572	99,839		99,698
Real estate - multifamily residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	0	0		0
Allowance allocated to loans, Collectively evaluated for impairment	108	79		62
Allowance allocated to loans, total	108	79	60	62	29
Individually evaluated for impairment, Total Loans	0	0		0
Collectively evaluated for impairment, Total Loans	19,932	18,077		15,801
Total Loans	19,932	18,077		15,801
Real Estate - Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	1,555	982		1,196
Allowance allocated to loans, Collectively evaluated for impairment	1,238	1,371		3,120
Allowance allocated to loans, total	2,793	2,353	2,613	4,316	7,243
Individually evaluated for impairment, Total Loans	5,960	3,620		19,381
Collectively evaluated for impairment, Total Loans	36,035	34,239		35,406
Total Loans	41,995	37,859		54,787
Real Estate - Construction | One To Four Family Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	173	180		268
Allowance allocated to loans, Collectively evaluated for impairment	128	184		151
Allowance allocated to loans, total	301	364	293	419	382
Individually evaluated for impairment, Total Loans	299	306		450
Collectively evaluated for impairment, Total Loans	16,869	15,863		19,782
Total Loans	17,168	16,169		20,232
Real Estate - Construction | Other construction, land development and other land
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	1,382	802		928
Allowance allocated to loans, Collectively evaluated for impairment	1,110	1,187		2,969
Allowance allocated to loans, total	2,492	1,989	2,320	3,897	6,861
Individually evaluated for impairment, Total Loans	5,661	3,314		18,931
Collectively evaluated for impairment, Total Loans	19,166	18,376		15,624
Total Loans	24,827	21,690		34,555
Real estate - farmland
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	0	0		0
Allowance allocated to loans, Collectively evaluated for impairment	127	116		41
Allowance allocated to loans, total	127	116	30	41	15
Individually evaluated for impairment, Total Loans	0	478		0
Collectively evaluated for impairment, Total Loans	7,207	7,694		8,558
Total Loans	7,207	8,172		8,558
Real Estate - Non-farm, Non-residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	2,592	1,840		2,360
Allowance allocated to loans, Collectively evaluated for impairment	2,155	3,166		6,825
Allowance allocated to loans, total	4,747	5,006	7,998	9,185	8,003
Individually evaluated for impairment, Total Loans	24,772	18,430		13,710
Collectively evaluated for impairment, Total Loans	179,354	182,970		177,855
Total Loans	204,126	201,400		191,565
Real Estate - Non-farm, Non-residential | Owner Occupied
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	944	1,223		714
Allowance allocated to loans, Collectively evaluated for impairment	1,175	2,013		4,378
Allowance allocated to loans, total	2,119	3,236	5,205	5,092	4,831
Individually evaluated for impairment, Total Loans	14,410	10,058		5,601
Collectively evaluated for impairment, Total Loans	113,912	116,511		114,223
Total Loans	128,322	126,569		119,824
Real Estate - Non-farm, Non-residential | Non-owner Occupied
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	1,648	617		1,646
Allowance allocated to loans, Collectively evaluated for impairment	980	1,153		2,447
Allowance allocated to loans, total	2,628	1,770	2,793	4,093	3,172
Individually evaluated for impairment, Total Loans	10,362	8,372		8,109
Collectively evaluated for impairment, Total Loans	65,442	66,459		63,632
Total Loans	75,804	74,831		71,741
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to loans, Individually evaluated for impairment	302	311		348
Allowance allocated to loans, Collectively evaluated for impairment	567	227		235
Allowance allocated to loans, total	869	538	589	583	513
Individually evaluated for impairment, Total Loans	465	472		488
Collectively evaluated for impairment, Total Loans	13,775	2,451		2,715
Total Loans	$ 14,240	$ 2,923		$ 3,203